TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and

Statement of Additional Information

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Transamerica Developing Markets Debt

The following information supplements and amends information concerning Transamerica Developing Markets Debt:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Developing Markets Debt effective on or about September 30, 2012.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about September 30, 2012, Transamerica Developing Markets Debt is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about September 30, 2012, references to Transamerica Developing Markets Debt are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica Emerging Markets

The following information supplements and amends information concerning Transamerica Emerging Markets:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica Emerging Markets effective on or about September 30, 2012.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about September 30, 2012, Transamerica Emerging Markets is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about September 30, 2012, references to Transamerica Emerging Markets are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Transamerica International Value

The following information supplements and amends information concerning Transamerica International Value:

The Board of Trustees of Transamerica Funds has approved the liquidation of Transamerica International Value on or about September 30, 2012.

In order to achieve an orderly liquidation, the fund may depart from its stated investment objective and policies and may hold a significant portion of total assets in cash, U.S. Government securities and other short-term debt instruments.

Effective on or about September 30, 2012, Transamerica International Value is deleted in its entirety from the Class I2 Prospectus and the Statement of Additional Information.

Effective on or about September 30, 2012, references to Transamerica International Value are deleted from the section entitled “List and Description of Certain Underlying Funds” in the Retail Prospectus.

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Investors Should Retain this Supplement for Future Reference

August 3, 2012